Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance	$ 0.5		$ 0.5	$ 0.0	$ 7.3
DDM | Class A Common Stock
Income Tax Contingency [Line Items]
Number of units exchanged (in shares)	410,000	100,000	410,000	100,000